NestYield Total Return Guard ETF

Schedule of Investments

February 28, 2026 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Health Care - 16.9%
Alnylam Pharmaceuticals, Inc.(a)	5,030	$1,674,588
Amgen, Inc.	4,925	1,911,688
Cardinal Health, Inc.	5,544	1,270,851
Eli Lilly & Co.	989	1,040,418
McKesson Corp.	1,097	1,083,145
		6,980,690

Industrial Products - 12.5%
Bloom Energy Corp. - Class A(a)	10,612	1,651,970
GE Vernova, Inc.	2,031	1,774,281
Vertiv Holdings Co. - Class A	6,830	1,740,899
		5,167,150

Materials - 4.4%
Coeur Mining, Inc.(a)	67,422	1,830,507

Media - 12.1%
Alphabet, Inc. - Class A	3,982	1,241,428
AppLovin Corp. - Class A(a)	3,846	1,672,125
Booking Holdings, Inc.	487	2,064,564
		4,978,117

Retail & Wholesale - Discretionary - 3.1%
Amazon.com, Inc.(a)	6,126	1,286,460

Retail & Wholesale - Staples - 6.2%
Costco Wholesale Corp.	1,270	1,283,703
Walmart, Inc.	9,886	1,264,914
		2,548,617

Software & Tech Services - 10.3%
CoreWeave, Inc. - Class A(a)	17,893	1,423,567
Microsoft Corp.	3,230	1,268,551
Palantir Technologies, Inc. - Class A(a)	11,232	1,540,918
		4,233,036

Tech Hardware & Semiconductors - 30.0%(b)
Broadcom, Inc.	5,672	1,812,488
Credo Technology Group Holding Ltd.(a)	16,568	1,860,089
Micron Technology, Inc.	4,753	1,959,995
NVIDIA Corp.	8,709	1,543,148
Sandisk Corp.(a)	5,191	3,298,154

Taiwan Semiconductor Manufacturing Co. Ltd., ADR		5,073	$1,900,244
			12,374,118

Utilities - 4.3%
Vistra Corp.		10,064	1,750,029

TOTAL COMMON STOCKS (Cost $37,796,589)			41,148,724

PURCHASED OPTIONS - 0.6%(a)(c)(d)(e)	Notional Amount	Contracts	Value
Call Options - 0.0%(f)
Invesco QQQ Trust, Expiration: 3/2/2026; Exercise Price: $650.00	$60,729,000	1,000	500

Put Options - 0.6%
Invesco QQQ Trust, Expiration: 3/2/2026; Exercise Price: $604.00	60,729,000	1,000	234,000

TOTAL PURCHASED OPTIONS (Cost $296,226)			234,500

SHORT TERM INVESTMENTS - 0.0%(f)		Shares	Value
Money Market Funds - 0.0%(f)
First American Government Obligations Fund - Class X, 3.60%(g)		954	954

TOTAL SHORT TERM INVESTMENTS (Cost $954)			954

TOTAL INVESTMENTS - 100.4% (Cost $38,093,769)			$41,384,178
Liabilities in Excess of Other Assets - (0.4)%			(149,544)
TOTAL NET ASSETS - 100.0%			$41,234,634

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(f)	Does not round to 0.1% or (0.1)%, as applicable.

(g)	The rate shown represents the 7-day annualized effective yield as of February 28, 2026.

NestYield Total Return Guard ETF

Schedule of Written Options Contracts

February 28, 2026 (Unaudited)

	Notional
WRITTEN OPTIONS - (0.6)%(a)(b)	Amount	Contracts	Value
Call Options - (0.4)%
Amgen, Inc., Expiration: 3/6/2026; Exercise Price: $405.00	$(1,901,984)	(49)	$(9,923)
Booking Holdings, Inc., Expiration: 3/6/2026; Exercise Price: $4,350.00	(1,695,740)	(4)	(14,060)
Coeur Mining, Inc., Expiration: 3/6/2026; Exercise Price: $28.50	(1,278,765)	(471)	(30,615)
GE Vernova, Inc., Expiration: 3/6/2026; Exercise Price: $930.00	(1,747,200)	(20)	(7,200)
Invesco QQQ Trust, Expiration: 3/2/2026; Exercise Price: $617.00	(60,729,000)	(1,000)	(9,500)
Micron Technology, Inc., Expiration: 3/6/2026; Exercise Price: $435.00	(1,443,295)	(35)	(23,275)
Sandisk Corp., Expiration: 3/6/2026; Exercise Price: $710.00	(2,223,760)	(35)	(27,300)
Vertiv Holdings Co., Expiration: 3/6/2026; Exercise Price: $267.50	(1,733,252)	(68)	(25,364)
			(147,237)
Put Options - (0.2)%
Invesco QQQ Trust, Expiration: 3/2/2026; Exercise Price: $597.00	(60,729,000)	(1,000)	(91,000)

TOTAL WRITTEN OPTIONS (Premiums received $285,235)			$(238,237)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.